Chapman and Cutler LLP 320 South Canal Street, 27th Floor Chicago, Illinois 60606 T 312.845.3000 F 312.701.2361

October 16, 2025

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re: Advisors Disciplined Trust 2318 (the “Fund”)

(CIK# 2089670)

Ladies and Gentlemen:

Transmitted herewith on behalf of Advisors Asset Management, Inc. (the “Sponsor”), depositor and principal underwriter of the Fund, is the Registration Statement on Form S-6 for the registration under the Securities Act of 1933 (the “Securities Act”) of units representing the ownership of interests in the AAM MLT, Nasdaq-100® Buffered 15 Portfolio, Series 2026-1, a unit investment trust of the Fund (the “Trust”). The Trust anticipates having an approximately 15 month term with an anticipated inception date in December 2025 and an anticipated termination date in March 2026.

The Registration Statement has been prepared in substantial conformity with materials submitted to the Securities and Exchange Commission (the “Commission”) on behalf of Advisors Disciplined Trust 2266 (File No. 333-283931) which was declared effective on February 21, 2025 with only the trust term and market reference (and related changes) differing from that registration statement. The Registration Statement has also been prepared in substantial conformity with materials submitted to the Commission on behalf of Advisors Disciplined Trust 2242 (File No. 333-279664) which was declared effective on August 8, 2024; Advisors Disciplined Trust 1682 (File No. 333-210905) which was declared effective on September 26, 2019; FT 11095 (File No. 333-274715) which was declared effective on November 15, 2023; FT 11096 (File No. 333-274716) which was declared effective on November 15, 2023; FT 11097 (File No. 333-274715) which was declared effective on November 15, 2023; and FT 11155 (File No. 333-275257) which was declared effective on December 15, 2023.

We have been advised that the Sponsor would like to activate the Fund and have the Registration Statement declared effective in December 2025, or as soon as possible thereafter. An appropriate amendment to the Registration Statement to reflect such deposit will be promptly filed with the Commission at that time, accompanied by the request of the Sponsor that the Registration Statement be made effective.

No notification of registration or registration statement under the Investment Company Act of 1940 is currently being submitted to the Commission, as the filings under Investment Company Act File No. 811-21056 for Advisors Disciplined Trust are intended to be applicable to this series of the Fund.

Inasmuch as the Fund is not yet operative, no filings have been required under any of the acts administered by the Commission. Therefore, for purposes of Securities Act Release No. 5196 there are no delinquencies to be reported or other references to be made to filings under the Securities Exchange Act of 1934.

If you have any questions, please do not hesitate to contact Scott R. Anderson at (312) 845-3834 or Matthew T. Wirig at (312) 845-3432.

Very truly yours,

/s/ CHAPMAN AND CUTLER LLP

       Chapman and Cutler LLP